CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011 Successor	Dec. 31, 2012 Successor	Jan. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor
Net Income (Loss):
Net income	$ (45)	$ 86	$ 242	$ 1,133	$ 631	$ 6
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(119)	7	(6)	10	1	(10)
Retirement and postretirement plans:
Actuarial losses, net of taxes			(51)	(48)		(19)
Amortization of actuarial losses, net of taxes of less than $1 million in 2013	1		(51)	(48)
Amortization of actuarial gains, net of taxes						3
Prior service credit, net of taxes						12
Amortization of prior service cost, net of taxes					(1)	(14)
Termination of nonqualified benefits restoration plan, net of taxes						5
Other comprehensive income (loss)	(118)	7	(57)	(38)		(23)
Total Comprehensive Income (Loss)	(163)	93	185	1,095	631	(17)
Comprehensive Income (Loss) Attributable to Noncontrolling Interest:
Net income	12			1
Foreign currency translation adjustments	(28)			(1)
Comprehensive income (loss) attributable to noncontrolling interest	(16)
Comprehensive Income (Loss) Attributable to Tronox Limited Shareholders	$ (147)	$ 93	$ 185	$ 1,095	$ 631	$ (17)